Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Services	$ 989	$ 995	$ 4,114	$ 4,075	$ 4,405
License and resale fees	31	61	289	295	245
Total products and services	1,020	1,056	4,403	4,370	4,650
Reimbursed expenses	19	30	96	120	156
Revenue, Net, Total	1,039	1,086	4,499	4,490	4,806
Costs and expenses:
Cost of sales and direct operating	469	494	1,891	1,937	2,249
Sales, marketing and administration	258	262	1,095	1,042	992
Product development and maintenance	88	95	422	372	354
Depreciation and amortization	71	69	272	278	275
Amortization of acquisition-related intangible assets	102	117	438	451	496
Goodwill impairment charges			48	205	1,126
Costs and Expenses, Total	988	1,037	4,166	4,285	5,492
Operating income (loss)	51	49	333	205	(686)
Interest income		1	3	2	7
Interest expense and amortization of deferred financing fees	(122)	(137)	(524)	(638)	(637)
Loss on extinguishment of debt	(15)	(2)	(3)	(58)
Other income (expense)	2			7	15
Income (loss) from continuing operations before income taxes	(84)	(89)	(191)	(482)	(1,301)
Benefit from (provision for) income taxes	7	11	118	68	116
Income (loss) from continuing operations	(77)	(78)	(73)	(414)	(1,185)
Income (loss) from discontinued operations, net of tax	312	55	(76)	(156)	67
Net income (loss)	235	(23)	(149)	(570)	(1,118)
Other Comprehensive income (loss):
Foreign currency translation	33	57	(26)	(41)	80
Less: foreign currency translation reclassified into income				109
Foreign currency translation, net	33	57	(26)	68	80
Unrealized gain (loss) on derivative instruments		(1)	(16)	(49)	(51)
Less: gain (loss) on derivatives reclassified into income	4	13	34	85	80
Less: income tax benefit (expense)	(1)	(4)	(9)	(12)	(11)
Net unrealized gain (loss) on derivative instruments, net of tax	3	8	9	24	18
Comprehensive income (loss)	$ 271	$ 42	$ (166)	$ (478)	$ (1,020)